Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments
Cost or Amortized Cost	$ 129,309
Fair Value	141,723
Fixed maturity securities:
Investments
Cost or Amortized Cost	94,986	106,729
Gross Unrealized Gains	9,595	15,425
Gross Unrealized Losses	(502)	(40)
Fair Value	104,079	122,114
Fixed maturity securities: | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	404	168
Fixed maturity securities: | United States Government and government agencies and authorities
Investments
Cost or Amortized Cost	573	540
Gross Unrealized Gains	164	257
Gross Unrealized Losses	0	0
Fair Value	737	797
Fixed maturity securities: | United States Government and government agencies and authorities | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0	0
Fixed maturity securities: | States, municipalities and political subdivisions
Investments
Cost or Amortized Cost	26,026	26,527
Gross Unrealized Gains	2,396	3,654
Gross Unrealized Losses	0	0
Fair Value	28,422	30,181
Fixed maturity securities: | States, municipalities and political subdivisions | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0	0
Fixed maturity securities: | Foreign governments
Investments
Cost or Amortized Cost	255	255
Gross Unrealized Gains	83	148
Gross Unrealized Losses	0	0
Fair Value	338	403
Fixed maturity securities: | Foreign governments | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0	0
Fixed maturity securities: | Commercial mortgage-backed
Investments
Cost or Amortized Cost	693	1,343
Gross Unrealized Gains	59	111
Gross Unrealized Losses	0	0
Fair Value	752	1,454
Fixed maturity securities: | Commercial mortgage-backed | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0	0
Fixed maturity securities: | Residential mortgage-backed
Investments
Cost or Amortized Cost	6,993	7,888
Gross Unrealized Gains	711	923
Gross Unrealized Losses	(53)	(1)
Fair Value	7,651	8,810
Fixed maturity securities: | Residential mortgage-backed | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	404	127
Fixed maturity securities: | Corporate
Investments
Cost or Amortized Cost	60,446	70,176
Gross Unrealized Gains	6,182	10,332
Gross Unrealized Losses	(449)	(39)
Fair Value	66,179	80,469
Fixed maturity securities: | Corporate | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0	41
Equity securities: | Non-redeemable preferred stocks
Investments
Cost or Amortized Cost	6,901	6,144
Gross Unrealized Gains	470	869
Gross Unrealized Losses	(171)	(105)
Fair Value	7,200	6,908
Equity securities: | Non-redeemable preferred stocks | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	$ 0	$ 0